Supplementary Information to Statements of Income (Details) In Thousands	12 Months Ended
	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2009 JPY (¥)
Summary of research and development expenses and advertising costs
Research and development expenses	$ 590,422	¥ 49,005,000	¥ 46,449,000	¥ 53,736,000
Advertising costs	31,651	2,627,000	2,417,000	4,678,000
Summary of Shipping and handling costs
Shipping and handling costs	454,289	37,706,000	25,697,000	46,264,000
Summary of other operating income (expenses), net
Gain on sale of property	29,301	2,432,000	1,036,000	630,000
Loss on disposal or sale of fixed assets	(18,711)	(1,553,000)	(2,907,000)	(5,922,000)
Other	(93,735)	(7,780,000)	(8,481,000)	(13,001,000)
Other operating expenses, net (Note 24)	(83,145)	(6,901,000)	(10,352,000)	(18,293,000)
Interest income
Installment receivables	6,060	503,000	1,206,000	1,843,000
Other	32,169	2,670,000	3,785,000	5,242,000
Dividends	15,904	1,320,000	1,167,000	1,536,000
Interest expense	(78,012)	(6,475,000)	(8,502,000)	(14,576,000)
Net gain (loss) from sale of investment securities	(650)	(54,000)	679,000	(3,543,000)
Exchange gain (loss), net	(50,518)	(4,193,000)	1,066,000	(11,802,000)
Other	37,458	3,109,000	(1,457,000)	(1,866,000)
Total	$ (37,590)	¥ (3,120,000)	¥ (2,056,000)	¥ (23,166,000)